Segmented information - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Care and maintenance	$ 209,556,000	$ 195,972,000
Uranium [Member] | Cigar Lake [Member]
Disclosure Of Operating Segments [Line Items]
COVID-19 care and maintenance	$ 40,359,000	45,988,000
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
COVID-19 care and maintenance		$ 8,992,000